Asset Under Development - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2019	Jun. 30, 2024
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Gimi conversion cost	$ 1,700.0
Production period		20 years
Lease and operate agreement, pre-commissioning contractual cash flows		$ 92.6
Gimi $700 million facility | Gimi conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Gimi conversion cost	$ 700.0